UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company File Act Number: 811-05009
COLORADO BONDSHARES — A TAX-EXEMPT FUND
(Exact Name of Registrant as Specified in Charter)
1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202
(Address of Principal Executive Offices, Zip Code)
FRED R. KELLY, JR.
SUITE 850, 1200 SEVENTEENTH STREET
DENVER, COLORADO 80202
(Name And Address of Agent for Service)
(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)
(Registrant’s Telephone Numbers, Including Area Code)
Date of fiscal year end: 9/30
Date of reporting period: 6/30/2005

ITEM 1. SCHEDULE OF INVESTMENTS.
Colorado BondShares – A Tax-Exempt Fund
Schedule of Investments (unaudited)
June 30, 2005

Face Amount	Colorado Municipal Bonds — 82.1%	Market Value
2,175,000	Antelope Heights Metropolitan District (Town of Parker) G.O. Series 2003, 8.00% due 12/1/2023	$2,414,446
50,000	Arapahoe Water and Sanitation District G.O. Refunding and Improvement Series 1986, 8.50% due 12/1/2005 (b)	51,126
306,040	Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series 1994, 6.00% due 12/1/2023 (b)	474,928
950,000	Aurora Multi-Family Housing Revenue (River Falls Project) Series 1999A, 5.70% due 7/1/2029	827,193
2,960,000	BNC Metropolitan District No.1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	2,960,000
1,000,000	Beacon Pointe Metropolitan District G.O. Series 2005A, 6.125% due 12/1/2025	985,550
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	686,308
1,295,000	Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995, 8.50% due 11/15/2015 (b)	1,338,641
5,095,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	5,301,959
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	2,302,358
1,845,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,845,000
2,500,000	Brighton Crossing Metropolitan District No. 4 Series 2004, 2.43% due 12/1/2034 (h)	2,500,000
6,555,000	Bromley Park Metropolitan District No. 3 G.O. LTD Tax Exchange Series 2001A & B, 8.00% due 12/1/2019-22	6,670,603
6,000,000	Bromley Park Metropolitan District No. 2 G.O. Series 2002B, 8.00% due 12/1/2022	6,157,020
4,740,000	Bromley Park Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/01/2028	4,846,934
13,695,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 3.03% due 7/1/2032 (h)	13,695,000
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	28,369
565,000	Castle Rock (Town of) LID Series 1988-2D Special Assessment, 9.25%-10.375% due 12/1/2008 (i)	45,200
120,000	Central City (City of) Excise Tax Revenue Refunding Series 1996, 6.20%-6.60% due 12/1/2006-11	113,742
2,150,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017 (b)	2,342,941
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027 (a)(f)(i)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(h)(i)	1,104,584

Face Amount	Colorado Municipal Bonds — 82.1%	Market Value
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)	161,642
3,620,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Liberty Common) Series 1999, 6.95% due 8/15/2019	4,011,937
1,600,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Cable Television Center) Series 1999, 2.30% due 10/1/2006 (h)	1,600,000
900,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	938,259
1,185,000	Colorado Educational & Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,194,042
440,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Elbert County) Series 2000, 8.00% due 6/1/2010	439,160
2,115,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% due 3/15/2032	2,206,431
1,400,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Denver Seminary Project), 2.30% due 7/1/2034 (h)	1,400,000
100,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Regis Jesuit High School Project), 2.30% due 12/1/2033 (h)	100,000
4,700,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Colorado Christian University Project), 2.35% due 7/1/2034 (h)	4,700,000
785,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Elbert County) Series 2004, 7.375% due 3/1/2035	777,825
3,000,000	Colorado Educational & Cultural Facilities Authority Revenue Variable Rate (Denver Art Museum Project), 2.30% due 1/1/2034 (h)	3,000,000
9,290,000	Colorado Housing & Finance Authority Adjustable Rate Class I Series A-1, 2.40% due 10/1/2030 (h)	9,290,000
165,000	Colorado Housing & Finance Authority Adjustable Rate Class I Series AA-2, 2.40% due 5/1/2031 (h)	165,000
7,100,000	Colorado Housing & Finance Authority Variable Rate Class I Series A-2, 2.40% due 4/1/2020 (h)	7,100,000
6,425,000	Colorado Housing & Finance Authority Single Family Mortgage Class I Adjustable Rate 2002 Series A-3, 2.40% due 11/1/2021 (h)	6,425,000
6,825,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Project Class I Series A-4, 2.40% due 10/1/2030 (h)	6,825,000
14,165,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Housing Insured Mortgage Revenue 2002 Series AA, 2.40% due 10/1/2030 (h)	14,165,000
5,000,000	Colorado Housing & Finance Authority Adjustable Rate Single Family Mortgage Series B-3, 2.40% due 11/1/2032 (h)	5,000,000

Face Amount	Colorado Municipal Bonds — 82.1%	Market Value
11,740,000	Colorado Housing & Finance Authority Variable Rate Multi-Family Class I Series C4, 2.40% due 10/1/2032 (h)	11,740,000
3,055,000	Colorado School of Mines Development Revenue, 2.45% due 9/1/2026 (h)	3,055,000
625,000	Colorado Springs Spring Creek GID G.O. Series 1995, 6.50% due 12/1/2014 (h)(i)	569,994
2,455,000	Conservatory Metropolitan District G.O. Series 2003, 7.50% due 12/1/2027	2,613,863
3,725,000	Conservatory Metropolitan District G.O. Series 2005, 6.75% due 12/1/2034	3,725,000
1,025,000	Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/15/2017	1,036,634
3,500,000	Cotton Ranch Metropolitan District G.O. LTD Tax Refunding Series 1999A, 8.00% due 12/15/2017 (h)	3,500,595
2,190,000	Cottonwood Water and Sanitation District Refunding Series 1996A, 7.60% due 12/1/2012	2,282,900
1,865,000	Denver (City and County of) Subordinate Multi-Family Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,766,696
3,590,000	Denver (City and County of) Single-Family Mortgage Revenue ( Metro Mayors Caucus) Series 2001A, 6.30% due 11/1/2032	3,719,779
12,960,000	Denver (City and County of) Special Facilities Airport Revenue (United Airlines Project) Series 1992A, 6.875% due 10/1/2032 (a)	11,680,200
775,000	Denver West Metropolitan District Series 1997B, 5.70% due 12/1/2017	793,817
425,000	Eagle Riverview Affordable Housing Corporation Multi-Family Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	383,699
1,130,000	Eaglebend Affordable Housing Multi-Family Housing Project Series B, 7.40% due 7/1/2021	1,145,933
100,000	East Cherry Creek Valley Water and Sanitation District Variable Rate Water Revenue Series 2004, 2.43% due 11/15/2034 (h)	100,000
7,500,000	East Cherry Creek Valley Water and Sanitation District Variable Rate Water Revenue Series 2004, 3.00% due 11/15/2023 (h)	6,000,000
5,000,000	Ebert Metropolitan District Securitization Trust Series S1 - Class A2 Certificates, 2.43% due 12/1/2034 (h)	5,000,000
90,000	El Paso County LID 85-2 Special Assessment Refunding Series 1988, 8.875%-9.00% due 9/1/2000 (a)	9,000
119,676	Equi-Mor Holdings, Inc. Class A Pass-Through Certificates Series 1999A, 7.50% due 4/5/2018	119,676
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A, 8.50% due 12/15/2015 (a)	124,000
1,900,000	Fronterra Village Metropolitan District G.O. Series 2001, 8.00% due 12/1/2021	1,917,347
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/1/2023	4,613,291
500,000	Galleria Metropolitan District G.O. Series 1999, 7.25% due 12/1/2019	581,835

Face Amount	Colorado Municipal Bonds — 82.1%	Market Value
1,000,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018 (b)	1,076,330
835,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	810,276
945,000	Gateway Village GID Subordinate LTD Tax G.O. Series 1999, 7.00% due 6/1/2019 (b)	1,036,155
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023	5,775,760
735,000	Greatrock North Water and Sanitation District LTD Tax G.O. Series 1998, 8.00% due 12/1/2017	745,194
1,000,000	High Plains Metropolitan District G.O. Series 2005A, 6.125% due 12/1/2025	985,550
190,000	Idledale Colorado Fire Protection District G.O. Series 1993, 5.5%- 5.80% due 12/15/2005-07	191,778
195,000	Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009	199,317
755,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	767,261
6,245,000	Maher Ranch Metropolitan District No. 4 (Town of Castle Rock) G.O. LTD Tax Series 2003, 7.80% due 12/1/2027	6,492,552
2,495,000	Moffat County Pollution Control Revenue Tri-State Generation and Transmission Series 1984, 2.45% due 7/1/2010 (h)	2,495,000
260,000	Mount Carbon Metropolitan District Revenue Refunding Series A, 7.00% due 6/1/2043	262,896
2,000,000	Mount Carbon Metropolitan District Revenue Refunding LTD Tax Series B, 7.00% due 6/1/2043	2,022,280
565,000	Mount Carbon Metropolitan District Revenue Refunding Series C, 8.00% due 6/1/2043 (e)	40
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	1,500,000
1,330,000	North Pines Metropolitan District G.O. LTD Tax Series 2000, 9.00% due 12/1/2020	964,250
2,800,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	2,888,704
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 4.9%-8.5% due 12/1/2021 (h)	1,541,781
1,605,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017 (b)	1,747,685
4,455,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due 12/1/2019 (b)	5,208,652
6,075,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021	6,075,000
1,375,000	Routt County LID Special Assessment #2-1 Series A, 6.50% due 8/1/2024	1,361,718
151,535	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	152,520
336,614	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021 (e)(i)	176,480

Face Amount	Colorado Municipal Bonds — 82.1%	Market Value
367,251	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)	56,924
2,065,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1997, 7.125% due 12/1/2016	2,292,480
875,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1998, 6.625% due 12/1/2017 (b)	976,229
300,000	SBC Metropolitan District G.O. LTD Tax Series 1998, 2.38% due 12/1/2017 (h)	300,000
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	2,000,000
1,360,000	City of Sheridan Colorado G.O. Series 1997A, 7.50% due 12/1/2016	1,425,919
3,510,000	Southlands Metropolitan District No. 1 Unlimited Tax, 6.75%-7.125% due 12/1/2016-2034	3,871,108
1,000,000	Southpark Metropolitan District G.O. Refunding Series 1996, 6.60% due 12/1/2013	1,033,360
1,900,000	Sterling Hills Metropolitan District G.O. LTD Tax Series 1998, 7.75% due 6/1/2018	1,986,298
3,230,000	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2001A, 8.00% due 12/1/2019	3,436,332
3,315,000	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2001B, 8.00% due 12/1/2021	3,592,499
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021	2,297,137
5,285,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,963,750
900,000	Tabernash Meadows Water and Sanitation District G.O. Series 2003, 9.00% due 12/1/2014	675,000
1,645,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1997, 8.00% due 6/1/2017 (b)	1,801,719
930,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1999, 7.50% due 12/1/2018 (b)	1,010,938
14,010,000	United Water & Sanitation Revenue Refunding & Improvement District Series A, 6.00% due 12/1/2013	14,010,000
10,800,000	United Water & Sanitation Revenue Refunding & Improvement District Series B, 6.00% due 12/1/2012	10,858,752

	Total Colorado Municipal Bonds (cost $284,174,585)	$292,756,176

Face Amount	Colorado Capital Appreciation and Zero Coupon — 4.1%	Market Value
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	$270,598
19,018,510	Cottonwood Water and Sanitation District Capital Appreciation Refunding Second Lien, Series 1998A, 8.00% due 12/1/2027 (d)	3,793,052
500,000	El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon, 6.10% due 6/15/2008 (d)	455,630
8,005,000	McKay Landing Metropolitan District No. 2 Capital Appreciation Refunding LTD Tax Series B, 7.50% due 12/1/2031 (d)	1,889,580
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (d)(i)	18,132
10,760,000	Silver Peaks Metropolitan District No. 1 Revenue Zero Coupon Series 2003, 8.00% due 12/1/2005-12 (d)	8,046,341

	Total Colorado Capital Appreciation and Zero Coupon Bonds (cost $18,093,203)	$14,473,333

	Colorado Certificates of Participation — 0.2%
75,000	Arapahoe County Recreation District Refunding Certificates of Participation Series 1996, 5.20% due 12/1/2006	$75,904
600,000	Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due 12/1/2019	616,800

	Total Colorado Certificates of Participation Bonds (cost $602,330)	$692,704

	Other Municipal Bonds — 11.8%
3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of Beneficial Ownership, 2.78% due 7/1/2037 (h)	$3,740,000
4,959,294	Freddie Mac Multi-Family Variable Rate Certificates Series M001 Class B, 9.75% due 4/1/2037 (g)	4,959,294
4,200,000	The Industrial Development Revenue (City of Kansas City, Missouri) Subordinate Senior Housing Revenue (The Residences at West Paseo) Series 2004B, 4.50% due 7/1/2006	4,199,874
525,000	Lisbon (City of) North Dakota Industrial Revenue Series 2002C (Harvest Board LLC), 15.00% due 4/1/2005 (a)	131,250

Face Amount	Other Municipal Bonds — 11.8%	Market Value
4,500,000	Lisbon (City of) North Dakota Industrial Revenue Series 2001A (Harvest Board LLC), 15.00% due 4/1/2011 (a)	1,125,000
11,676,000	Revenue Bond Certificate Series Trust 2004 Variable Rate Senior Certificates (Castlegate 1) 2.78% due 1/1/2028 (h)	11,676,000
3,100,000	Revenue Bond Certificate Series Trust 2004 Variable Rate Senior Certificates (Centennial East Apartments) 2.78% due 12/1/2033 (h)	3,100,000
320,000	Sandoval County New Mexico Project Revenue Tournament Soccer Complex Series 1997, 7.50% due 8/15/2006	317,978
7,845,000	Speedway Indiana Multi-Family Economic Development Revenue (Hermitage Apartments Project) Series 2005, 2.78% due 5/1/2031 (h)	7,845,000
1,000,000	The Industrial Development Authority (City of St. Louis, Missouri) Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	1,010,430
3,900,000	The Industrial Development Authority (City of St. Louis, Missouri) Subordinate Senior Housing Revenue (Grant School Apartments) Series 2005B, 4.50% due 11/1/2006	3,905,811

	Total Other Municipal Bonds (cost $45,765,294)	$42,010,637

	Colorado Taxable Notes — 0%

182,741	Note receivable from Tabernash Meadows, LLC, A Colorado Limited Liability Company, 24.00% due 2/09/2002 (a)		$182,741

	Total Colorado Taxable Notes (cost $182,741)		$182,741

	Total investments, at value (cost $348,818,153)	98.2%	$350,115,591

	Other assets net of liabilities	1.8	6,567,754

	Net assets	100.0%	$356,683,345

Footnotes (unaudited)
June 30, 2005

(a)	Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition. At June 30, 2005, the Fund had no such investments.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2005. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $13,435,539 and a market value of $2,305,572, or less than 1% of net assets, respectively, as of June 30, 2005.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. — General Obligation GID — General Improvement District LID — Local Improvement District LTD – Limited

ITEM 2. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that such material information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3. Exhibits
(a)	Certification of President & Treasurer (principal executive and principal financial officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES—
A TAX-EXEMPT FUND

By:	/s/ ANDREW B. SHAFFER

Andrew B. Shaffer,
President, Secretary and Treasurer

Date:	August 29, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ ANDREW B. SHAFFER

Andrew B. Shaffer,
President, Secretary and Treasurer (Principal
Executive Officer and Principal Financial Officer)

Date: August 29, 2005

Exhibit Index

Exhibit
No.	Description
(a)	Certification of President & Treasurer (principal executive and principal financial officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940.